Offerings - Offering: 1	Apr. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	9,230,786
Proposed Maximum Offering Price per Unit	9.1825
Maximum Aggregate Offering Price	$ 84,761,692.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,705.59
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover such additional number of securities as may be offered or issued in connection with any stock splits, stock dividends or similar transactions. (2) The proposed maximum offering price is estimated solely for the purpose of calculating the amount of the registration fee, based upon the average of the high and low prices of the common stock, as reported by the Nasdaq Capital Market on April 13, 2026, in accordance with Rule 457(c) promulgated under the Securities Act of 1933, as amended.